                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                  August 2, 1999
Fellow Partner:

     Our Fund earned $1.76 per share of net investment income in the six months ended June 30, 1999. Earnings in the same period of 1998 were $1.82 per share. The lower earnings per share results in part from (1) the replacement of higher dividend earning stocks lost through corporate acquisitions by stocks considered to have larger growth potential and (2) higher investment management fees, linked to the higher market value of the portfolio.

     No capital gains were realized in the first six months of 1999.

     After providing for the $0.85 per share distribution to partners of record on June 29, 1999, the net asset value per partnership share, as shown in the enclosed report, was $371.00, another record quarter-end high.

     Since our last report AMP, Inc. merged into Tyco International, Inc. Stock splits added the following shares to the portfolio: 42,130 shares of Lucent Technologies, Inc., 535,566 shares of Intel Corp., and 20,942 shares of International Business Machines Corporation.

     Steven P. Ralston, who joined BlackRock Financial Management in 1998, has become co-manager of the Fund's portfolio. Mr. Ralston is a Chartered Financial Analyst and has extensive experience with varied financial institutions.

     Your comments or questions about Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                           Signature

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

US MARKET OVERVIEW

     US equity markets turned in strong positive returns once again during the second quarter, despite higher interest rates. Healthier markets throughout the world and strong domestic economic news combined to support the U.S. equity markets. Early in the second quarter, higher than expected producer and consumer price data, together with tight labor market conditions and increased demand from foreign markets, led to inflationary fears. In June, the Federal Reserve boosted interest rates by 0.25% and stated that the bias has moved away from higher rates and is now neutral. The Fed's activity seems to have quelled inflationary fears for the present time and to have created renewed confidence in both the economy and equity securities.

     The second quarter saw a distinct shift in market favor. Small cap stocks (as measured by the Russell 2000 Growth index at 14.75% and the Russell 2000 Value index at 16.56%), which had been underperforming for well over a year, outperformed large cap stocks (as measured by the Russell 1000 Growth index at 3.85% and the Russell 1000 Value index at 11.28%). Given the early inflationary fears, investors may have believed that the significantly lower valuations seen at the small end of the market would provide some protection. Increased confidence in future economic growth also contributed to the renewed interest in small caps. Finally, better than expected first quarter earnings reports by many small companies moved them into a more favorable light.

     Value stocks, which had lagged as investors focused on growth stocks, also moved into the spotlight. While value stocks performance was most significant at the larger end of the market, the trend held across all market capitalizations. Fears of higher interest rates contributed here as well since value stocks traditionally outperform in rising interest rate environments. Growth stocks, particularly at the large end of the market, began the quarter with lofty valuations. Fears of a less favorable economic environment led many investors to shift their emphasis away from these names, leading to the underperformance of growth stocks. Cyclical stocks within the value indices, including industrial stocks such as those in the materials and processing and producer durables sectors, were the best performing sectors.

     The Fund's overweight in the best performing basics sector helped, as did an overweight in the number two capital goods sector. Underweight in the number three performing utilities sector hurt as did an overweight in the worst performing staples sector.

                              PERFORMANCE SUMMARY

                                                                     DJIA      S&P 500
                                                         CSEF       INDEX       INDEX
                                                       --------    --------    --------
2nd Quarter 1999.....................................      6.26%      12.54%       6.92%
1st Half 1999........................................      7.26%      20.44%      12.22%
1 Year...............................................     17.41%      24.66%      22.70%
3 Years..............................................     22.13%      27.04%      29.16%
5 Years..............................................     23.99%      27.48%      27.93%
10 Years.............................................     17.89%      19.39%      18.78%
Inception**
  Annualized.........................................     16.20%      15.63%      16.13%
  Cumulative.........................................  2,871.00%   2,527.20%   2,790.45%

Inception December 29, 1976

**Returns are as of December 31, 1998

The Adviser has adopted a new performance methodology recommended by the Association for Investment Management and Research, which is the industry standard. This change in methodology produces different numbers for performance but the comparative performance is unaffected.

July 26, 1999                     BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 1999

                                  (UNAUDITED)

  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS--99.4%
             AUTO & AUTO PARTS--0.5 %
    61,948   Genuine Parts Company.....       $  2,168,180
                                              ------------
             BANKS--9.8 %
    49,826   BANC ONE CORPORATION......          2,967,761
   208,286   BankAmerica Corp. ........         15,269,967
    97,200   First Union Corp. ........          4,568,400
    40,000   Morgan (J.P.) Co.,
               Inc. ...................          5,620,000
   314,532   Wells Fargo & Co. ........         13,446,243
                                              ------------
                                                41,872,371
                                              ------------
             BUILDING MATERIALS &
               FOREST PRODUCTS--1.6%
    45,130   Armstrong World
               Industries, Inc. .......          2,609,078
    17,100   Lowe's Companies, Inc. ...            969,356
    45,830   Weyerhaeuser Company......          3,150,813
                                              ------------
                                                 6,729,247
                                              ------------
             BUSINESS PRODUCTS &
               SERVICES--1.9%
    50,647   Dun & Bradstreet
               Corporation.............          1,794,803
    68,416   Harland (John H.) Co. ....          1,364,044
    52,000   Minnesota Mining &
               Manufacturing Company...          4,520,750
    16,882   Nielsen Media Research,
               Inc. ...................            493,798
                                              ------------
                                                 8,173,395
                                              ------------
             CHEMICALS--3.0%
   193,400   Air Products & Chemicals,
               Inc. ...................          7,784,350
   208,000   Cabot Corporation.........          5,031,000
                                              ------------
                                                12,815,350
                                              ------------
             CONSUMER NON-DURABLES &
               SERVICES--4.7%
   118,953*  Cendant Corp. ............          2,438,537
   283,411   Coca-Cola (The) Company...         17,713,188
                                              ------------
                                                20,151,725
                                              ------------
             CONTAINERS--0.4%
    67,148   Crown Cork & Seal Company,
               Inc. ...................          1,913,718
                                              ------------

  SHARES                                         VALUE
----------                                    ------------
             DRUGS & MEDICAL--21.5%
   243,928   Abbott Laboratories,
               Inc.....................       $ 11,098,724
    39,177   Baxter International,
               Inc. ...................          2,375,106
    96,599   IMS Health, Inc. .........          3,018,719
   379,597   Johnson & Johnson,
               Inc. ...................         37,200,506
   407,990   Merck & Company, Inc. ....         30,191,260
   124,000   SmithKline Beecham p.l.c.
               ADR.....................          8,191,750
                                              ------------
                                                92,076,065
                                              ------------
             ELECTRICAL EQUIPMENT--6.3%
   202,185   Emerson Electric
               Company.................         12,712,382
   128,000   General Electric Company..         14,464,000
                                              ------------
                                                27,176,382
                                              ------------
             ELECTRONICS--25.1%
    44,596   Hewlett-Packard Company...          4,481,898
 1,063,833   Intel Corp. ..............         63,298,064
    84,260   Lucent Technologies,
               Inc. ...................          5,682,284
    55,400*  Microsoft Corp. ..........          4,996,388
   119,118   Motorola, Incorporated....         11,286,431
   159,207   Raytheon Company, Class
               B.......................         11,204,192
    69,106   Tyco International,
               Ltd. ...................          6,547,793
                                              ------------
                                               107,497,050
                                              ------------
             ENTERTAINMENT--1.5%
   204,000   Walt Disney Company.......          6,285,750
                                              ------------
             FOOD PROCESSING &
               DISTRIBUTION--3.0%
    97,500   Hershey Foods Corp. ......          5,789,062
   174,000   Philip Morris Cos.,
               Inc. ...................          6,992,625
                                              ------------
                                                12,781,687
                                              ------------
             INSURANCE &
               FINANCIAL--5.1%
    44,000   Aetna, Inc. ..............          3,935,250
    43,930   American Express
               Company.................          5,716,391
    36,084   CIGNA Corp................          3,211,476
    70,000   Fannie Mae................          4,786,250
    58,176   Marsh & McLennan
               Companies, Inc..........          4,392,288
                                              ------------
                                                22,041,655
                                              ------------

                 See Accompanying Notes to Financial Statements

                      STATEMENT OF NET ASSETS (CONCLUDED)

  SHARES                                         VALUE
----------                                    ------------
COMMON STOCKS (CONTINUED)
             LODGING & RESTAURANT--1.9%
   202,468   McDonald's Corporation....       $  8,364,459
                                              ------------
             NATURAL GAS
               TRANSMISSION--0.1%
    24,000   Tenneco, Inc. ............            573,000
                                              ------------
             OFFICE EQUIPMENT--1.3%
41,884....   International Business
               Machines Corporation....          5,413,507
                                              ------------
             PAPER--0.7%
    49,638   Consolidated Papers,
               Inc. ...................          1,327,816
    55,432   Westvaco Corp. ...........          1,607,528
                                              ------------
                                                 2,935,344
                                              ------------
             PETROLEUM--2.1%
    27,000   Atlantic Richfield Co. ...          2,256,187
    20,795   Burlington Resources,
               Inc. ...................            899,384
    77,648   Exxon Corp. ..............          5,988,602
                                              ------------
                                                 9,144,173
                                              ------------
             PETROLEUM EQUIPMENT &
               SERVICES--0.9%
    60,432   Schlumberger, Ltd. .......          3,848,763
                                              ------------
             POLLUTION CONTROL--1.1%
   114,556   Browning Ferris
               Industries, Inc. .......          4,925,908
                                              ------------
             RETAIL--GENERAL &
               SPECIALTY--3.1%
   116,772   Albertson's, Inc. ........          6,021,056
   117,200   CVS Corp. ................          5,991,850
    35,000*  Staples, Inc. ............          1,082,813
                                              ------------
                                                13,095,719
                                              ------------
             TELEPHONE UTILITIES--2.4%
   124,355   GTE Corp. ................          9,419,891
    12,500*  MCI WORLDCOM, Inc. .......          1,078,125
                                              ------------
                                                10,498,016
                                              ------------

  SHARES                                         VALUE
----------                                    ------------

             TRANSPORTATION--1.6%
   119,796   Burlington Northern,
               Inc. ...................       $  3,713,676
    40,000   Union Pacific Corp. ......          2,332,500
                                              ------------
                                                 6,046,176
                                              ------------
             Total Common Stocks
                   (Cost
               $53,447,921)............        426,527,640
                                              ------------
   PAR
----------
           SHORT-TERM OBLIGATIONS--0.7%
$3,000,000   Federal Home Loan Bank
               Discount Note, 4.6%
               07/01/99 (Cost
               $3,000,000).............          3,000,000
                                              ------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $56,447,921).............100.1%        429,527,640
Distributions payable........... (0.2)%          (983,118)
Other assets in excess of   other
liabilities......................  0.1%            554,174
                                 -----        ------------
NET ASSETS (Applicable to   1,156,592
partnership   shares
outstanding).....................100.0%       $429,098,696
                                 =====        ============
NET ASSET VALUE PER SHARE..............       $     371.00
                                              ============
NET ASSETS APPLICABLE TO   SHARES OWNED BY:

  SHARES                                         VALUE
----------                                    ------------
Limited partners   (1,151,175 shares)         $427,089,150
Managing general partners   (5,417
shares)................................          2,009,546
                                              ------------
Total net assets   (1,156,592 shares)         $429,098,696
                                              ============

---------------
* Non-Income Producing

                 See Accompanying Notes to Financial Statements

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends...............................   $ 2,819,394
  Interest................................        77,842
                                             -----------
      Total income........................     2,897,236
                                             -----------
Expenses:
  Investment advisory fee.................       669,061
  Managing general partners' compensation
    and officer's salary..................        38,053
  Legal...................................        22,028
  Custodian fees..........................        14,412
  Audit...................................        15,180
  Transfer agent..........................         9,665
  Insurance...............................           550
  Printing................................         8,406
  Miscellaneous...........................         9,802
                                             -----------
      Total expenses......................       787,157
                                             -----------
        Net investment income.............     2,110,079
                                             -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain from security
    transactions: distributed upon
    redemption of partnership shares......     6,016,273

  Unrealized appreciation of investments:
    Beginning of period.....  $351,771,407
    End of period...........   373,079,719
                              ------------
                                              21,308,312
                                             -----------
        Net realized and unrealized gain
          on investments..................    27,324,585
                                             -----------
    Net increase in net assets resulting
      from operations.....................   $29,434,664
                                             ===========

                      STATEMENTS OF CHANGES IN NET ASSETS

                              SIX MONTHS
                                 ENDED        YEAR ENDED
                             JUNE 30, 1999   DECEMBER 31,
                              (UNAUDITED)        1998
                             -------------   ------------
INCREASE IN NET ASSETS:
  OPERATIONS:
    Net investment income..  $  2,110,079    $  4,440,558
    Net realized gain from
      security transactions
      (for federal income
      tax purposes net gain
      is $0 and
      $3,538,300)..........             0       3,474,553
    Excess of market value
      over book value of
      securities
      distributed upon
      redemption of
      partnership shares...     6,016,273       5,281,796
    Federal income tax on
      realized gain not
      distributed to
      partnership shares...             0      (1,216,094)
    Increase in unrealized
      appreciation of
      investments..........    21,308,312      57,201,296
                             ------------    ------------
    Increase in net assets
      resulting from
      operations...........    29,434,664      69,182,109
                             ------------    ------------
  DISTRIBUTIONS TO PARTNERS
    FROM:
    Net investment
      income...............    (1,976,289)     (4,453,148)
    Net realized gains
      (federal income tax
      basis)...............       (63,747)              0
                             ------------    ------------
    Total distributions to
      partners.............    (2,040,036)     (4,453,148)
                             ------------    ------------
  CAPITAL SHARE
    TRANSACTIONS:
    Net asset value of 646
      and 1,206 shares
      subcribed or issued
      in lieu of cash
      distributions........       225,903         365,991
    Cost of 21,044 and
      24,026 shares
      repurchased..........    (7,540,700)     (7,658,499)
                             ------------    ------------
    Decrease in net assets
      from capital share
      transactions.........    (7,314,797)     (7,292,508)
                             ------------    ------------
    Total increase in net
      assets...............    20,079,831      57,436,453
  NET ASSETS:
    Beginning of period....   409,018,865     351,582,412
                             ------------    ------------
    End of period..........  $429,098,696    $409,018,865
                             ============    ============

                 See Accompanying Notes to Financial Statements

                         CHESTNUT STREET EXCHANGE FUND

                              FINANCIAL HIGHLIGHTS

          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                      ENDED
                                    JUNE 30,                   YEAR ENDED DECEMBER 31,
                                      1999       ----------------------------------------------------
                                   (UNAUDITED)     1998       1997       1996       1995       1994
                                   -----------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period.........................   $ 347.51     $ 293.03   $ 242.91   $ 194.26   $ 144.43   $ 142.79
                                    --------     --------   --------   --------   --------   --------
Income From Investment
  Operations:
  Net investment income..........       1.76         3.76       3.29       3.36       3.22       3.07
  Net gains on securities (both
    realized and unrealized).....      23.49        54.49      50.27      51.18      49.82       4.27
                                    --------     --------   --------   --------   --------   --------
       Total from investment
         operations..............      25.25        58.25      53.56      54.54      53.04       7.34
                                    --------     --------   --------   --------   --------   --------
Less Distributions:
  Distributions from net
    investment income............      (1.70)       (3.77)     (3.28)     (3.36)     (3.21)     (3.07)
  Distributions from realized
    gains (federal income tax
    basis).......................      (0.06)        0.00      (0.16)     (2.53)      0.00      (2.63)
                                    --------     --------   --------   --------   --------   --------
       Total distributions.......      (1.76)       (3.77)     (3.44)     (5.89)     (3.21)     (5.70)
                                    --------     --------   --------   --------   --------   --------
Net Asset Value, End of Period...   $ 371.00     $ 347.51   $ 293.03   $ 242.91   $ 194.26   $ 144.43
                                    ========     ========   ========   ========   ========   ========
Total Return.....................       7.26%       20.25%     22.11%     28.09%     36.88%      5.19%
Ratios/Supplemental Data:
  Net Assets, End of Period
    (000's)......................   $429,099     $409,019   $351,582   $303,195   $251,995   $191,348
  Ratios to average net assets:
    Operating expenses...........       0.38%*       0.38%      0.50%      0.51%      0.52%      0.54%
    Net investment income........       1.02%*       1.18%      1.17%      1.55%      1.84%      2.11%
  Portfolio Turnover Rate........       0.00%        0.76%      1.26%      3.92%      0.00%      3.88%

---------------
* Annualized

                See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

(A) Chestnut Street Exchange Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. Significant accounting policies are as follows:
    Investments are stated at value in the accompanying financial statements. Securities listed on a securities exchange are valued at the close of trading on June 30, 1999 for each security. Securities not so listed or not traded on that date are valued at the latest bid price. Short-term obligations are valued at amortized cost which approximates market. Security transactions are accounted for on the trade date. The cost of investments sold or redeemed in kind is determined by the use of the specific identification method for both financial reporting and income tax purposes. For securities received in the Exchange at inception of the Fund in 1976, cost for financial reporting purposes is the value of the securities as used in the Exchange and for income tax purposes, the tax basis of the individual investor. Interest income is recorded on an accrual basis; dividend income is recorded on ex-dividend date. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make the requisite distribution of taxable investment income and capital gains to its shareholders which will relieve it from all or substantially all federal income and excise taxes. However, commencing in 1998, the Fund does not intend to distribute long-term capital gains, but expects instead to retain such gains ($3,474,553 in 1998), if any, and to pay the corporate income tax rate then applicable to net long-term capital gains (35% in 1998). On the last day of the year, common shareholders will be entitled to a proportionate credit of such tax payments, and their basis for the common shares will be increased by the amount of the undistributed gains less the tax paid by the Fund. The 1998 accrued Federal income tax of $1,216,094 was paid during the period ended June 30, 1999.

    In a variance from the above-stated policy, additional 1998 capital gains of $63,747, equivalent to $0.06 per share, were distributed to the partners (or reinvested if applicable) and treated as taxable in 1999.

    The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(B) Effective January 1, 1998, the Fund changed its tax status from a partnership to a regulated investment company. The change results from the enactment of the "Publicly Traded Partnership" rules to the Internal Revenue Code in 1987, which first applied to the Fund after 1997. In connection with the change in tax status, effective January 1, 1998, PNC Bank N.A. ("PNC Bank") is no longer obligated to provide a non-managing general partner. A new Advisory Agreement, approved by the partners on December 18, 1997, effective January 1, 1998, provides for an advisory fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund's average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000. The annual rate of the advisory fee was formerly 5/10ths of 1% of the first $100,000,000 of the average daily net assets plus 4/10ths of 1% of net assets exceeding $100,000,000. PNC Bank and BlackRock Institutional Management Corporation ("BIMC" formerly known as PNC Institutional Management Corporation), a majority-owned subsidiary of PNC Bank, are co-investment advisers to the Fund pursuant to an Advisory Agreement dated January 1, 1998. In June 1998, PNC Bank and BIMC restructured their operations and BlackRock Financial Management, Inc. ("BFM"), a majority-owned subsidiary of PNC Bank, assumed the rights and obligations of

                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

    PNC Bank under the Advisory Agreement. The Fund pays BIMC the investment advisory fee stated above for the services of BIMC and BFM. The managing general partners each receive a fixed fee as compensation for their services. PFPC Inc., an affiliate of PNC Bank, is the Fund's transfer agent.

(C) The aggregate cost of investments for federal income tax purposes at June 30, 1999 was $45,979,394. The aggregate unrealized appreciation for all securities was $383,548,246.

(D) For the six month period ended June 30, 1999, purchases of investment securities (Excluding short-term obligations) were $3,034,632. There were no sales of investment securities during the period.

(E) At June 30, 1999, net assets consisted of:

    Undistributed net investment income.........................      $    139,481
    Net unrealized appreciation on investments..................       373,079,719
    Other capital--paid-in or reinvested........................        55,879,496
                                                                      ------------
                                                                      $429,098,696
                                                                      ============

---------------------------------------------------
---------------------------------------------------
                           MANAGING GENERAL PARTNERS

                              Richard C. Caldwell
                               Robert R. Fortune
                               G. Willing Pepper
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                         BlackRock Financial Management
                                      and
                            BlackRock Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)
---------------------------------------------------
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---------------------------------------------------
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                      [CHESTNUT STREET EXCHANGE FUND LOGO]
                               Semiannual Report

                                 JUNE 30, 1999

                            CHESTNUT STREET EXCHANGE

                                      Fund

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
---------------------------------------------------
---------------------------------------------------